Share-Based Compensation - 2025 Stock Incentive Plan Narrative (Details) - 2025 Stock Incentive Plan - shares	5 Months Ended
	Sep. 30, 2025	Jun. 05, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized for issuance (in shares)	1,955,408	2,345,962
Automatic stock plan increase, percent of diluted stock	5.00%